Cover	Aug. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2026
Entity File Number	001-43341
Entity Registrant Name	JAB Acquisition Corp I
Entity Central Index Key	0002128739
Entity Tax Identification Number	41-2462795
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	270 Sylvan Avenue Suite 2230
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	201
Local Phone Number	899-4470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, one redeemable warrant and one right to receive one-fourth (1/4
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, one redeemable warrant and one right to receive one-fourth
Trading Symbol	JABRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JAB
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A ordinary share
Trading Symbol	JABRW
Security Exchange Name	NASDAQ
Rights to receive one-fourth (¼th) of one Class A ordinary share
Title of 12(b) Security	Rights to receive one-fourth (¼th) of one Class A ordinary share
Trading Symbol	JABRR
Security Exchange Name	NASDAQ